Taxation - Disclosure of Major Items Causing the Income Tax Provision to Differ from the South African Mining Statutory Tax Rate (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Tax (expense)/credit on net profit/loss at the mining statutory tax rate	R (3,884)	R (2,180)	R 360
Non-allowable deductions and non-taxable items	(510)	(314)	(328)
Equity-settled share-based payments	(82)	(32)	(49)
Impairment of goodwill	0	0	(114)
Exploration expenditure	(242)	(25)	(79)
Finance costs	(138)	(145)	(52)
Other	(48)	(112)	(34)
Movement in temporary differences related to property, plant and equipment (a)	(1,596)	(333)	(1,447)
Movements in other temporary differences	699	80	(174)
Difference between effective mining tax rate and statutory mining rate on mining income	650	303	125
Difference between non-mining tax rate and statutory mining rate on non-mining income	23	1	26
Effect on temporary differences due to changes in effective tax rates	87	(588)	386
Prior year tax	0	0	10
Capital allowances	1,183	1,059	973
Deferred tax asset not recognised	266	249	115
Total taxation (expense)/credit	R (3,082)	R (1,723)	R 46
Effective income and mining tax rate (%)	26.00%	26.00%	4.00%
Avgold
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Effective Tax Rate	0.00%	0.00%	0.00%
Mining Products | SA taxation
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Mining statutory tax rate	33.00%	33.00%	34.00%
Prior year tax	R 4	R 2	R 12